DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

PLBY Group, Inc. (the “Company”), formerly known as Mountain Crest Acquisition Corp (“MCAC”), was incorporated in Delaware on November 12, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

Business Combination

On February 10, 2021, Mountain Crest Acquisition Corp, a Delaware corporation ("MCAC" and, after the consummation of the Business Combination as described below, "PLBY" or the "Company"), consummated the previously announced acquisition of all of the issued and outstanding shares of Playboy Enterprises, Inc., a Delaware corporation ("Playboy"), in accordance with that certain Agreement and Plan of Merger, dated as of September 30, 2020 (the "Merger Agreement"), by and among MCAC, MCAC Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of MCAC which was incorporated on September 16, 2020 ("Merger Sub"), Playboy and Suying Liu, Chief Executive Officer of MCAC.

On February 10, 2021 (the "Closing Date"), as contemplated in the Merger Agreement, Merger Sub merged with and into Playboy, with Playboy surviving as a wholly-owned subsidiary of MCAC (the "Business Combination").

In addition, in connection with the closing of the Business Combination (the "Closing"), MCAC changed its name to "PLBY Group, Inc."

The Merger will be accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Under this method of accounting, MCAC will be treated as the "acquired" company for accounting purposes and the Business Combination will be treated as the equivalent of Playboy issuing stock for the net assets of MCAC, accompanied by a recapitalization. The net assets of MCAC will be stated at historical cost, with no goodwill or other intangible assets recorded.

As a result of and at the Closing, MCAC acquired all of the outstanding Playboy shares for approximately $381.3 million in aggregate consideration, comprising (i) 23,920,000 shares of MCAC’s Common Stock, based on a price of $10.00 per share, subject to adjustment as described below, and (ii) the assumption of no more than $142.1 million of Playboy. At the Closing, Playboy filed a certificate of merger with the Secretary of State of the State of Delaware (the “Certificate of Merger”), executed in accordance with the relevant provisions of the General Corporation Law of the State of Delaware. The Business Combination became effective at the time of the filing of the Certificate of Merger (the “Effective Time”).

At the Effective Time, by virtue of the Business Combination, each Playboy share issued and outstanding immediately prior to the Effective Time was canceled and automatically converted into the right to receive, without interest, such applicable percentage of the consideration issued pursuant to the Merger (‘‘Merger Consideration’’) in accordance with the Merger Agreement. Each outstanding Playboy option was assumed by MCAC and automatically converted into an option to purchase such number of shares of common stock equal to the product of (x) the Merger Consideration and (y) the option holder’s respective percentage of the Merger Consideration in accordance with the Merger Agreement, which was reserved for future issuance upon the exercise of such assumed options. Prior to the Effective Time, all then outstanding restricted stock units (‘‘RSUs’’) were terminated and converted into a right to receive a number of shares of common stock equal to the product of (x) the Merger Consideration, and (y) the terminated RSU holder’s respective percentage of the Merger Consideration in accordance with the Merger Agreement, which was reserved for future issuance in settlement of such terminated RSUs. No certificates or scrip representing fractional shares were issued pursuant to the Business Combination.

As previously announced, on September 30, 2020, concurrently with the execution of the Merger Agreement, MCAC entered into subscription agreements (the "Subscription Agreements") and registration rights agreements (the "PIPE Registration Rights Agreements"), with certain institutional and accredited investors (collectively, the "PIPE Investors") pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors collectively subscribed for an aggregate 5,000,000 shares of common stock at $10.00 per share for aggregate gross proceeds of $50.0 million (the "PIPE Investment"). The PIPE Investment was consummated substantially concurrently with the Closing.

At the Closing and pursuant to the Merger Agreement, MCAC:

•	issued an aggregate of 20,916,812 shares of common stock to existing stockholders of Playboy;
•	assumed Playboy options exercisable for an aggregate of 3,560,541 shares of common stock at a weighted average exercise price of $5.61; and
•	assumed the obligation to issue shares in respect of terminated Playboy RSUs for an aggregate of 2,045,634 shares of common stock to be settled one year following the Closing Date.

Prior to the Business Combination

All activity of the Company through December 31, 2020 related to the Company's formation, the initial public offering ("Initial Public Offering"), which is described below, identifying a target company for a Business Combination, and activities in connection with the proposed acquisition of Playboy.

The registration statement for the Company’s Initial Public Offering was declared effective on June 4, 2020. On June 9, 2020, the Company consummated the Initial Public Offering of 5,000,000 units (the “Units” and, with respect to the common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $50,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 321,500 units (the "Private Units") at a price of $10.00 per Private Unit in a private placement to Sunlight Global Investment LLC (the "Sponsor") and Chardan Capital Markets, LLC (the "Chardan"), generating gross proceeds of $3,215,000, which is described in Note 4.

Following the closing of the Initial Public Offering on June 9, 2020, an amount of $51,000,000 ($10.20 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”) which was invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended, or the Investment Company Act, with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a‑7 of the Investment Company Act, as determined by the Company.

On June 19, 2020, the underwriters exercised their over-allotment option in part, resulting in an additional 749,800 Units issued on June 19, 2020 for $7,498,000, less the underwriters' discount of $187,450. In connection with the underwriters' exercise of their over-allotment option, the Company also consummated the sale of an additional 33,741 Private Units at $10.00 per Private Unit, generating total proceeds of $337,410. A total of $7,647,960 was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $58,647,960.

Transaction costs related to the Business Combination amounted to $4,010,359, consisting of $1,437,450 of underwriting fees, $2,012,430 of deferred underwriting fees and $560,479 of other offering costs.